ENTITIES IN THE GROUP (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Entities [Line Items]
Profit and loss from continuing operations		$ 2,407		$ (142,491)	$ 125,983
Other compre-hensive income	[1]	7,279	[2]	(1,250)	1,560
Total compre-hensive income		$ 9,686		$ (143,741)	$ 127,543
Long Range 2 A/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
Profit and loss from continuing operations		$ 0
Other compre-hensive income		0
Total compre-hensive income		$ 0
LR2 Management K/S
Disclosure Of Entities [Line Items]
Country		Denmark
% Control		50.00%
Profit and loss from continuing operations		$ 0
Other compre-hensive income		0
Total compre-hensive income		$ 0

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".